Consolidation principles and methods (Details)	12 Months Ended
	Dec. 31, 2023 uSDollarPerEuro subsidiary parent	Dec. 31, 2022 uSDollarPerEuro	Dec. 31, 2021 uSDollarPerEuro
Significant Accounting Policies [Abstract]
Closing foreign exchange rate	1.1050	1.0666	1.1326
Average foreign exchange rate	1.0816	1.0539	1.1835
Number of parent entities | parent	1
Number of subsidiaries | subsidiary	5